Note 12 - Shareholders' Capital	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
12.	SHAREHOLDERS' CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

(a)	Details of issued and outstanding shareholders' capital are as follows:

	Three months ended		Year ended
	June 30, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	151,614,238	$1,099,864	149,595,952	$1,088,538
Share-based awards exercised	26,336	162	2,018,286	11,326
Balance, end of period	151,640,574	$1,100,026	151,614,238	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Balance, end of period	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital	156,302,739	$1,246,991	156,276,403	$1,246,829

(b)	Dividends and distributions

In the
second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares. For the quarter ended
June 30, 2020,
dividends of
$nil
(
2019
-
$0.125
) per common share were declared by Just Energy. These dividends amounted to
$nil
(
2019
-
$18,714
).

As a result of the dividend suspension, distributions related to the dividends also ceased. Distributions in the first
quarter of fiscal
2021
amounted to
$23
(
2019
-
$23
) which was paid in accordance with the terms of the Canadian and U.S. plans during the year.

For the quarter ended
June 30, 2020,
dividends of
$nil
(
2019
-
US$0.53125
) per preferred share were declared by Just Energy. These dividends amounted to
$nil
(
2019
-
$3,333
).

In connection with amendments to the credit facility and
8.75%
loan agreement announced on
December 2, 2019,
the agreements governing both facilities have been changed to restrict the declaration and payment of dividends until the Company's senior debt to EBITDA ratio is no
more than
1.50:1
for
two
consecutive fiscal quarters. Accordingly, as at
December 2, 2019,
the Company suspended the declaration and payment of dividends on the Series A Preferred Shares until the Company is permitted to declare and pay dividends under the agreements governing its facilities. However, dividends on the Series A Preferred Shares continue to accrue in accordance with Series A Preferred Share terms during the period in which dividends are suspended. Any dividend payment following the suspended period will be credited against the earliest accumulated but unpaid dividend.

As described within Note
3
of these interim condensed consolidated financial statements, the Company has presented a Recapitalization plan which, if implemented, will impact the Series A Preferred Share dividend payments.